YieldMax BRK.B Option Income Strategy ETF
Schedule of Investments
July 31, 2026 (Unaudited)
PURCHASED OPTIONS - 5.8%(a)(b)(c)(d)	Notional Amount	Contracts	Value
Call Options - 5.8%
Berkshire Hathaway, Inc., Expiration: 8/7/2026; Exercise Price: $530.00	$11,407,342	223	$9,924
Berkshire Hathaway, Inc., Expiration: 9/18/2026; Exercise Price: $490.01	11,407,342	223	636,848
			646,772

TOTAL PURCHASED OPTIONS (Cost $623,493)			646,772

SHORT-TERM INVESTMENTS - 94.0%
Money Market Funds - 1.7%		Shares	Value
First American Government Obligations Fund - Class X, 3.58%(e)		186,937	186,937

U.S. Treasury Bills - 92.3%		Principal Amount	Value
U.S. Treasury Bill, 9/3/2026, 3.35%(f)(g)		$1,664,000	1,658,827
U.S. Treasury Bill, 12/10/2026, 3.77%(f)		3,891,000	3,838,610
U.S. Treasury Bill, 2/18/2027, 3.83%(f)(g)		4,999,000	4,895,223
			10,392,660

TOTAL SHORT-TERM INVESTMENTS (Cost $10,577,753)			10,579,597

TOTAL INVESTMENTS - 99.8% (Cost $11,201,246)			$11,226,369
Other Assets in Excess of Liabilities - 0.2%			27,602
TOTAL NET ASSETS - 100.0%			$11,253,971

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.
(d)	Non-income producing security.
(e)	The rate shown represents the 7-day annualized effective yield as of July 31, 2026.
(f)	The rate shown is the annualized effective yield as of July 31, 2026.
(g)	All or a portion of this security has been pledged as collateral for written options contracts. The fair value of securities committed as collateral as of July 31, 2026 is $3,127,607.

YieldMax BRK.B Option Income Strategy ETF
Schedule of Written Options Contracts
July 31, 2026 (Unaudited)

WRITTEN OPTIONS - (1.2)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (0.4)%
Berkshire Hathaway, Inc., Expiration: 8/7/2026; Exercise Price: $517.50	$(11,407,342)	(223)	$(46,607)

Put Options - (0.8)%
Berkshire Hathaway, Inc., Expiration: 9/18/2026; Exercise Price: $490.01	(11,407,342)	(223)	(88,455)

TOTAL WRITTEN OPTIONS (Premiums received $228,208)			$(135,062)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.